INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The change in net deferred income taxes is comprised of the following (in millions):

	December 31,
	2019	2018	Change
	(in millions)
Total deferred tax assets	$85.9	$74.9	$11.0
Total deferred tax liabilities	(10.1)	(9.0)	(1.1)
Net deferred tax assets/liabilities	75.8	65.9	9.9
Statutory valuation allowance adjustment	—	—	—
Net deferred tax assets/liabilities after SVA	$75.8	$65.9	9.9
Tax effect of unrealized gains/(losses)			1.2
Incurred tax items in surplus			—
Change in net deferred income tax			$11.1

	December 31, 2019
	Ordinary	Capital
Adjusted gross DTAs amount from Note 9A1(c)	$83.3	$2.6
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%
Net Admitted Adjusted Gross DTAs amount from Note 9A1(e)	$26.7	$—
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows (in millions):

	December 31, 2019			December 31, 2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
DTAs:
Policyholder reserves	$21.8	$—	$21.8	$7.8	$—	$7.8	$14.0	$—	$14.0
Investments	—	0.3	0.3		0.5	0.5	—	(0.2)	(0.2)
Deferred acquisition costs	47.5	—	47.5	39.7	—	39.7	7.8	—	7.8
Nonadmitted	1.2	—	1.2	1.1	—	1.1	0.1	—	0.1
Net loss carry-forward	11.3	2.3	13.6	21.9	1.6	23.5	(10.6)	0.7	(9.9)
Tax credit carry-forward	0.9	—	0.9	1.8	—	1.8	(0.9)	—	(0.9)
Other (including items <5% of total ordinary tax assets)	0.6	—	0.6	0.5	—	0.5	0.1	—	0.1
Total gross DTAs	83.3	2.6	85.9	72.8	2.1	74.9	10.5	0.5	11.0
Nonadmitted DTAs	56.6	2.6	59.2	49.5	2.1	51.6	7.1	0.5	7.6
Admitted DTAs	26.7	—	26.7	23.3	—	23.3	3.4	—	3.4

DTLs:
Investments	—	(6.9)	(6.9)	—	(5.1)	(5.1)	—	(1.8)	(1.8)
Deferred and uncollected premium	—	—	—	(0.4)	—	(0.4)	0.4	—	0.4
Policyholder reserves	(3.2)	—	(3.2)	(3.4)	—	(3.4)	0.2	—	0.2
Other (including items <5% of total ordinary tax assets)	—	—	—	(0.1)	—	(0.1)	0.1	—	0.1
Total DTLs	(3.2)	(6.9)	(10.1)	(3.9)	(5.1)	(9.0)	0.7	(1.8)	(1.1)
Net admitted (DTL)/DTA	$23.5	$(6.9)	$16.6	$19.4	$(5.1)	$14.3	$4.1	$(1.8)	$2.3
Components of deferred tax assets (DTAs) and deferred tax liabilities (DTLs):
DTA/DTL Components

	December 31, 2019			December 31, 2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Gross deferred tax assets	$83.3	$2.6	$85.9	$72.8	$2.1	$74.9	$10.5	$0.5	$11.0
Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—
Adjusted gross deferred tax assets	83.3	2.6	85.9	72.8	2.1	74.9	10.5	0.5	11.0
Deferred tax assets nonadmitted	56.6	2.6	59.2	49.5	2.1	51.6	7.1	0.5	7.6
Subtotal net admitted deferred tax asset	26.7	—	26.7	23.3	—	23.3	3.4	—	3.4
Deferred tax liabilities	3.2	6.9	10.1	3.9	5.1	9.0	(0.7)	1.8	1.1
Net admitted deferred tax assets/(net deferred tax liability)	$23.5	$(6.9)	$16.6	$19.4	$(5.1)	$14.3	$4.1	$(1.8)	$2.3

Admission Calculation Components

	December 31, 2019			December 31, 2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	16.6	—	16.6	14.3	—	$14.3	2.3	—	2.3
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	16.6	—	16.6	14.3	—	$14.3	2.3	—	2.3
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	37.5	XXX	XXX	31.1	XXX	XXX	6.4
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	10.1	—	10.1	9.0	—	9.0	1.1	—	1.1
Deferred tax assets admitted as the result of application of SSAP 101	$26.7	$—	$26.7	$23.3	$—	$23.3	$3.4	$—	$3.4

	December 31,
	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	748.111%	680.260%

	(in millions)
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$271.1	$223.9

Schedule of Components of Income Tax Expense (Benefit)
Significant components of income taxes incurred as summarized in the table below:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Federal	$(19.1)	$7.6	$(21.3)
Foreign	—	—	—
Subtotal	(19.1)	7.6	(21.3)
Federal income tax on net capital gains	17.1	1.2	14.6
Utilization of capital loss carry-forwards	—	—	—
Other	3.0	(8.4)	8.4
Federal and Foreign income taxes incurred	$1.0	$0.4	$1.7

Schedule of Effective Income Tax Rate Reconciliation
The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes including realized capital gains/losses.

Description	Amount	21% Tax Effect	Effective Tax Rate
	(in millions)
Income before taxes (including all realized capital gains / (losses))	$(32.5)	$(6.8)	21.00%
Dividends-received deduction	(4.0)	(0.8)	2.57%
Interest maintenance reserve	—	—	—%
IRS audit adjustment	0.5	—	(0.31)%
Deferred gain on reinsurance	(13.7)	(2.9)	8.85%
Incurred tax items in surplus	2.3	0.5	(1.42)%
Other, provision to return	(0.4)	(0.1)	0.24%
Total	$(47.8)	$(10.1)	30.93%

Federal income tax incurred		$1.0	(3.22)%
Change in net deferred income tax		(11.1)	34.15%
Total statutory income taxes		(10.1)	30.93%

Consolidated Tax Entities
The Company is included in a consolidated federal income tax return together with its ultimate domestic parent, Equitable Holdings and the following subsidiaries and affiliates.

AXA Equitable Life Insurance Company	Trusted Insurance Advisors General Agency Corp.
AXA Equitable Life and Annuity Company	Financial Marketing Agency, Inc.
AXA Distribution Holding Corp.	AXA Technology Services America, Inc.
AllianceBernstein Corp.	AXA Corporate Solutions Life Reinsurance Company
Equitable Structured Settlement Corp.	EQ AZ Life Re Company
Equitable Casualty Insurance Co.	CS Life RE Company
JMR Realty Services, Inc.	U.S. Financial Life Insurance Company
1740 Advisers, Inc.	AXA IM Holdings US, Inc.
MONY Financial Services, Inc.	Alpha Unit Holdings, Inc.
Trusted Investment Advisors Corp.

Unrecognized Tax Benefits Reconciliation
A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance at January 1	$4.2	$4.0	$4.0
Additions for tax positions of prior years	—	0.2	—
Reduction for tax positions of prior years	—	—	—
Settlements with tax authorities	—	—	—
Balance at December 31	$4.2	$4.2	$4.0

Alternative Minimum Tax (AMT) Credit

		As of December 31, 2019 (in millions)
Was the AMT Credit recognized as a current year recoverable or Deferred Tax Asset (DTA)?
Gross AMT Credit Recognized as:
1a	Current year recoverable	$0.9
1b	Deferred tax asset (DTA)	0.9
2	Beginning Balance of AMT Credit Carryforward	1.8
3	Amounts Recovered	0.9
4	Adjustments	—
5	Ending Balance of AMT Credit Carryforward (5=2-3-4)	0.9
6	Reduction for Sequestration	—
7	Nonadmltted by Reporting Entity	0.9
8	Reporting Entity Ending Balance (8=5-6-7)	$—